Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

18Cash and cash equivalents

Cash and cash equivalents comprise:

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Cash on hand	4,465	9,666
Cash at bank	6,323,656	6,807,463
Cash and cash equivalents as presented in the consolidated statements of financial position and in the consolidated statements of cash flows	6,328,121	6,817,129